Long-Term Debt - Additional Information (Details) - USD ($) $ in Thousands								12 Months Ended
	Jan. 14, 2022	Sep. 30, 2021	Jul. 02, 2021	Jun. 03, 2021	Nov. 23, 2020	Jun. 01, 2020	Mar. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 10, 2021	Jun. 11, 2021
Debt Instrument [Line Items]
Change in fair value of embedded derivative								$ 0	$ (12,764)	$ 0
Line of credit facility, remaining borrowing capacity									30,000
Interest paid								41,844	22,615	8,690
Loss on extinguishment of debt								13,115	23,277	0
Debt issuance fees								22,673	18,455
Repayments of debt								250,000
Debt issuance costs and debt discounts premium, net								23,300	24,900
Interest expenses								51,291	34,002	10,163
Amortization of debt issuance costs								4,900	6,700	$ 500
Notes Payable
Debt Instrument [Line Items]
Debt issuance costs and debt discounts premium, net								22,700	18,500
Term loan 3
Debt Instrument [Line Items]
Extinguishment of debt								400,000
Interest paid								700
Loss on extinguishment of debt								13,100
Revolving Credit Facility | New Credit Suisse Agreement
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity								119,100	30,000
Line of credit								0	0
Revolving Credit Facility | New Credit Suisse Agreement | Letter of Credit | Third Party One
Debt Instrument [Line Items]
Line of credit								$ 900
Revolving Credit Facility | New Credit Suisse Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								4.50%
Debt instrument, floor rate								0.75%
Initial Term Loan And Each Delayed Draw Term Loan
Debt Instrument [Line Items]
Percentage of principal payment outstanding					0.25%
Initial Term Loan And Each Delayed Draw Term Loan | Maximum
Debt Instrument [Line Items]
Percentage of amount determining mandatory prepayment								50.00%
Initial Term Loan And Delayed Draw Term Loan
Debt Instrument [Line Items]
Minimum amount determining mandatory prepayments								$ 3,000
Percentage of amount to net proceed, Determining mandatory prepayment								100.00%
Initial Term Loan And Delayed Draw Term Loan | Minimum
Debt Instrument [Line Items]
Percentage of amount determining mandatory prepayment								0.00%
Initial Term Loan And Delayed Draw Term Loan | Received Individually | Minimum
Debt Instrument [Line Items]
Proceeds from disposition of assets used in prepayment of credit agreement in fiscal year								$ 3,000
Initial Term Loan And Delayed Draw Term Loan | Received In Aggregate
Debt Instrument [Line Items]
Proceeds from disposition of assets used in prepayment of credit agreement in aggregate								$ 10,000
Prepayment of credit agreement in aggregate, period								18 months
Initial Term Loan And Delayed Draw Term Loan | Proceeds Received From The Issuance of Indebtedness
Debt Instrument [Line Items]
Percentage of amount to net proceed, Determining mandatory prepayment								100.00%
Term Loan Three And Delayed Draw Term Commitments
Debt Instrument [Line Items]
Debt instrument, interest rate stated percentage								5.25%
Long term debt, bearing fixed interest rate								5.25%
Initial Term Loan
Debt Instrument [Line Items]
Debt instrument interest rate								5.74%
Term Loan 1
Debt Instrument [Line Items]
Debt instrument interest rate					7.50%
Debt instrument, frequency of payments							quarterly
Debt instrument, periodic payment, recurring escalation period							2 years
Term Loan 2
Debt Instrument [Line Items]
Debt instrument, frequency of payments						quarterly
Debt instrument, face amount						$ 130,000
Debt instrument, interest rate stated percentage						5.00%
Discount rate, period						3 days
Discount rate						0.50%
Embedded derivative fair value						$ 51,300
Change in fair value of embedded derivative									12,800
Term Loan 2 | Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Debt instrument, interest rate stated percentage						11.50%
Credit Agreement | Credit Suisse AG
Debt Instrument [Line Items]
Credit agreement, maximum amount					$ 685,000
Credit Agreement | Initial Term Loan And Term Loan Three | Credit Suisse AG
Debt Instrument [Line Items]
Debt instrument, face amount					480,000
Credit Agreement | Delayed Draw Term Loans | Credit Suisse AG
Debt Instrument [Line Items]
Credit agreement, maximum amount					$ 175,000			$ 175,000
Eurodollar Borrowings
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					4.75%			4.50%
Eurodollar Borrowings | Basis Spread Determined Based On Credit Rating
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								4.25%
Eurodollar Borrowings | Initial Term Loan And Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					0.75%
Term loan 3
Debt Instrument [Line Items]
Extinguishment of debt				$ 400,000
Loss on extinguishment of debt								$ 13,100	$ 23,200
Term loan 3 | Revolving Credit Facility
Debt Instrument [Line Items]
Credit agreement, maximum amount											$ 120,000
Line of credit facility, additional borrowing capacity		$ 30,000									$ 60,000
Term loan 4
Debt Instrument [Line Items]
Debt instrument, face amount												$ 295,000
Term loan 5
Debt Instrument [Line Items]
Debt instrument, face amount		100,000
Bridge Loan Agreement | Bridge Loan
Debt Instrument [Line Items]
Debt instrument interest rate			6.65%
Debt instrument, face amount			$ 250,000
Interest paid		4,200
Debt issuance fees								3,500
Repayments of debt		$ 250,000
Bridge Loan Agreement | London Interbank Offered Rate (LIBOR) | Bridge Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			6.50%
Senior Notes
Debt Instrument [Line Items]
Debt instrument interest rate		6.65%
Debt instrument, interest rate stated percentage		6.25%
Debt issuance fees								$ 6,800
Proceeds from the issuance of the Senior Notes		$ 300,000
Percentage of principal amount redeemed with net cash proceeds of certain equity offerings								40.00%
Redemption price percentage								106.25%
Senior Notes | Prior to October 1, 2024
Debt Instrument [Line Items]
Redemption price percentage								100.00%
Senior Notes | Notes Payable
Debt Instrument [Line Items]
Debt issuance costs and debt discounts premium, net								$ 600
Senior Notes | Maximum | On or after October 1, 2024
Debt Instrument [Line Items]
Redemption price percentage								103.13%
Senior Notes | Minimum | On or after October 1, 2024
Debt Instrument [Line Items]
Redemption price percentage								100.00%
New Term Loan | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity	$ 644,400
Debt instrument, basis spread on variable rate	4.00%
Debt instrument, floor rate	0.50%
New Term Loan | Revolving Credit Facility | Basis Spread Determined Based On Credit Rating | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.75%